Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 1,500,675.9	$ 18,258.6	₨ 756,202.7
Less Than 12 Months Unrealized Losses	19,859.2	241.6	10,558.3
12 Months or Greater Fair Value	1,719,897.9	20,925.9	1,035,186.3
12 Months or Greater Unrealized Losses	87,055.4	1,059.2	40,285.1
Fair Value	3,220,573.8	39,184.5	1,791,389.0
Unrealized Losses	106,914.6	$ 1,300.8	50,843.4
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	1,390,130.2		730,622.5
Less Than 12 Months Unrealized Losses	18,781.9		10,246.4
12 Months or Greater Fair Value	1,693,782.3		1,007,543.6
12 Months or Greater Unrealized Losses	86,239.5		40,016.2
Fair Value	3,083,912.5		1,738,166.1
Unrealized Losses	105,021.4		50,262.6
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	1,038,004.8		447,360.3
Less Than 12 Months Unrealized Losses	12,622.5		7,893.5
12 Months or Greater Fair Value	1,266,775.4		838,788.4
12 Months or Greater Unrealized Losses	67,722.0		35,052.8
Fair Value	2,304,780.2		1,286,148.7
Unrealized Losses	80,344.5		42,946.3
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	254,023.6		118,798.2
Less Than 12 Months Unrealized Losses	3,771.0		972.4
12 Months or Greater Fair Value	152,702.6		37,138.9
12 Months or Greater Unrealized Losses	4,708.0		311.1
Fair Value	406,726.2		155,937.1
Unrealized Losses	8,479.0		1,283.5
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	21,596.9		15,823.3
Less Than 12 Months Unrealized Losses	443.0		163.5
12 Months or Greater Fair Value	4,205.1		0.0
12 Months or Greater Unrealized Losses	128.3		0.0
Fair Value	25,802.0		15,823.3
Unrealized Losses	571.3		163.5
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	75,707.7		146,365.0
Less Than 12 Months Unrealized Losses	1,923.6		1,213.6
12 Months or Greater Fair Value	270,099.2		131,616.3
12 Months or Greater Unrealized Losses	13,681.2		4,652.3
Fair Value	345,806.9		277,981.3
Unrealized Losses	15,604.8		5,865.9
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	797.2		2,275.7
Less Than 12 Months Unrealized Losses	21.8		3.4
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	797.2		2,275.7
Unrealized Losses	21.8		3.4
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		23.0
Less Than 12 Months Unrealized Losses	0.0		1.3
12 Months or Greater Fair Value	17.5		0.0
12 Months or Greater Unrealized Losses	1.8		0.0
Fair Value	17.5		23.0
Unrealized Losses	1.8		1.3
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	110,545.7		25,557.2
Less Than 12 Months Unrealized Losses	1,077.3		310.6
12 Months or Greater Fair Value	26,098.1		27,642.7
12 Months or Greater Unrealized Losses	814.1		268.9
Fair Value	136,643.8		53,199.9
Unrealized Losses	1,891.4		579.5
Other securities (including mutual fund units)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	₨ 0.0		₨ 0.0